Reconciliation of Differences Between Statutory Tax Rate and Effective Tax Rate for CIT (Detail)	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Reconciliation of Provision of Income Taxes [Line Items]
Expected taxation at PRC CIT statutory rate of 25%	$ 50,326,193	316,748,023	224,398,887	236,019,816
Favorable tax rate	(20,690,956)	(130,226,808)	(25,488,282)	(49,059,531)
Tax holiday	(2,016,982)	(12,694,680)	(105,110,278)	(71,351,432)
Non-deductible expenses (non-taxable income), net	620,323	3,904,248	7,679,477	(4,718,414)
Additional 50% tax deduction for qualified research and development expenses	(3,008,621)	(18,935,961)	(15,257,615)	(10,380,859)
Tax exempted VAT refund				(12,779,323)
Change in valuation allowance	458,446	2,885,413
Deferred tax benefits on future tax rate difference	(9,347,680)	(58,833,362)	(3,659,750)	(2,670,247)
One-time withholding tax accrual for dividend	41,217,035	259,415,894
Provision-to-return adjustment	(1,570,497)	(9,884,546)	6,759,963
Taxation for the year	$ 55,987,261	352,378,221	89,322,402	85,060,010